Capital and reserves - Treasury shares (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 HKD ($) shares	Dec. 31, 2025 CNY (¥) item shares	Dec. 31, 2025 USD ($) item shares	Dec. 31, 2025 HKD ($) item shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 HKD ($) shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 HKD ($) shares	Mar. 21, 2025 HKD ($)	Aug. 30, 2024 HKD ($)	Sep. 15, 2023 USD ($)	Oct. 31, 2022 shares	Sep. 29, 2022 USD ($)	Sep. 21, 2022 shares	Jun. 30, 2022 shares	Dec. 21, 2021 USD ($)
Capital and reserves
Repurchase of shares | ¥	¥ 73,560,000			¥ 549,237,000			¥ 330,221,000			¥ 32,711,000
2022 share repurchase program
Capital and reserves
Number of shares repurchased										3,462,868	3,462,868	3,462,868
2021 share repurchase program
Capital and reserves
Amount authorized under share repurchase program | $																				$ 200,000,000
2023 share repurchase program
Capital and reserves
Amount authorized under share repurchase program | $															$ 200,000,000
2024 share repurchase program
Capital and reserves
Amount authorized under share repurchase program | $														$ 2,000,000,000
Share Repurchase Program | $													$ 1,800,000,000
Hong Kong Stock Exchange
Capital and reserves
Number of shares repurchased				12,594,800	12,594,800	12,594,800				166,000	166,000	166,000
Repurchase of shares				¥ 391,079,000		$ 426,292,000				¥ 1,536,000		$ 1,696,000
Hong Kong Stock Exchange | 2022 share repurchase program
Capital and reserves
Number of shares repurchased										166,000	166,000	166,000
Hong Kong Stock Exchange | 2023 share repurchase program
Capital and reserves
Cancellation of shares | $								$ 4,239,400
Hong Kong Stock Exchange | 2024 share repurchase program
Capital and reserves
Number of shares repurchased				9,326,400	9,326,400	9,326,400
Hong Kong Stock Exchange | 2023 and 2024 share repurchase program
Capital and reserves
Number of shares repurchased							5,997,000	5,997,000	5,997,000
Repurchase of shares							¥ 169,534,000		$ 186,479,000
New York Stock Exchange
Capital and reserves
Number of shares repurchased				5,003,496	5,003,496	5,003,496				3,373,228	3,373,228	3,373,228
Repurchase of shares				¥ 158,158,000	$ 22,068,000					¥ 31,175,000	$ 4,370,000
New York Stock Exchange | 2022 share repurchase program
Capital and reserves
Number of shares repurchased										3,296,868	3,296,868	3,296,868
New York Stock Exchange | 2021 share repurchase program
Capital and reserves
Number of shares repurchased																		6,187,636
New York Stock Exchange | 2023 share repurchase program
Capital and reserves
Cancellation of shares | $								$ 3,170,248
New York Stock Exchange | 2024 share repurchase program
Capital and reserves
Number of shares repurchased				4,446,780	4,446,780	4,446,780
New York Stock Exchange | 2023 and 2024 share repurchase program
Capital and reserves
Number of shares repurchased							5,662,344	5,662,344	5,662,344
Repurchase of shares							¥ 160,687,000	$ 22,679,000
Treasury shares
Capital and reserves
Number of shares issued				18,428,520	18,428,520	18,428,520	15,878,028	15,878,028	15,878,028
Repurchase of shares | ¥	¥ 73,560,000			¥ 549,237,000			¥ 330,221,000			¥ 32,711,000
Cancellation of shares | ¥				¥ 419,784,000			¥ 403,782,000			¥ 31,841,000
Class A ordinary shares | Treasury shares
Capital and reserves
Amount authorized under share repurchase program | $																	$ 100,000,000
Repurchase of shares		$ 6,981,000	$ 26,290,000
Class A ordinary shares | Treasury shares | Hong Kong Stock Exchange
Capital and reserves
Number of shares issued	708,400	708,400	708,400
Repurchase of shares | ¥	¥ 23,930,000
Class A ordinary shares | Treasury shares | New York Stock Exchange
Capital and reserves
Number of shares issued	1,450,108	1,450,108	1,450,108
Repurchase of shares | ¥	¥ 49,630,000
2020 Share Award Scheme
Capital and reserves
Number of special purpose vehicles | item				12	12	12
2020 Share Incentive Plan
Capital and reserves
Number of shares issued	98,773,684	98,773,684	98,773,684	98,773,684	98,773,684	98,773,684	98,773,684	98,773,684	98,773,684	98,773,684	98,773,684	98,773,684							92,586,048
Transfer of repurchased shares																6,187,636